Subsequent events (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Subsequent Event [Line Items]
Undistributed earning	¥ 5,604,954	$ 812,642	¥ 5,187,323
Board of Directors Chairman
Subsequent Event [Line Items]
Undistributed earning | ¥	¥ 176,500
Final dividend payable | ¥ / shares	¥ 5.5